Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the consolidated financial statements.

An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

•Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.

•The amount of the loss can be reasonably estimated.

(a)Lease Commitments: Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancellable long-term time charter contracts, as of December 31, 2018 were:

Year ended December 31,	Amount
2019	$176,339
2020	123,347
2021	63,296
2022	53,564
2023	51,216
Thereafter	60,432

Total	$528,194

(b) Vessel’s Equipment Commitments: As of December 31, 2018 the Partnership has outstanding commitments for certain of its vessels relating to the construction of exhaust gas cleaning systems  and ballast water treatment systems which are payable as follows:

Year ended December 31,	Amount
2019	$ 16,118
2020	8,699

Total	$ 24,817